Summary of Significant Accounting Policies (as restated) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Net Income (Loss) Per Ordinary Share

	Six Months Ended June 30,
	2022	2021
NET INCOME	$63,802	$42,269
Less:
Net income attributable to noncontrolling interest	375	141
Redeemable Preferred Stock dividend	38,552	34,426
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$24,875	$7,702
Weighted-average common shares outstanding:
Basic	153,321,585	153,303,505
Effect of dilutive securities	19,131,263	792,841
Diluted	172,452,848	154,096,346
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.16	$0.05
Diluted	$0.14	$0.05

The following table sets forth the computation of basic earnings per common share (in thousands, except share and per share amounts):

	December 31
	2021	2020
NET INCOME (LOSS)	117,397	$(37,375)
Less:
Net (loss) income attributable to noncontrolling interest	329	(182)
Redeemable Preferred Stock dividend	71,393	64,120
NET INCOME (LOSS) ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$45,675	$(101,313)
Weighted-average common shares outstanding:
Basic	153,305,176	153,303,498
Effect of dilutive securities	4,239,642	—
Diluted	157,544,818	153,303,498
Net income (loss) per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.30	$(0.66)
Diluted	$0.29	$(0.66)

Cik0001812667 Cc Neuberger Principal Holdings Ii
Schedule of Net Income (Loss) Per Ordinary Share

	For the Three Months Ended		For the Six Months Ended
	June 30, 2022		June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$24,214,413	$7,515,826	$37,202,847	$11,547,260

Denominator:
Basic and diluted weighted average common shares outstanding	82,800,000	25,700,000	82,800,000	25,700,000

Basic and diluted net income per common share	$0.29	$0.29	$0.45	$0.45

	For the Three Months Ended		For the Six Months Ended
	June 30, 2021		June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss (income)	$(5,952,512)	$(1,847,579)	$14,943,417	$4,638,235

Denominator:
Basic and diluted weighted average common shares outstanding	82,800,000	25,700,000	82,800,000	25,700,000

Basic and diluted net loss (income) per common share	$(0.07)	$(0.07)	$0.18	$0.18

	For the Year Ended December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(2,063,432)	$(640,462)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	82,800,000	25,700,000
Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)

	For the Period From May 12, 2020
	(Inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(28,781,313)	$(13,037,333)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	53,076,923	24,042,735
Basic and diluted net loss per ordinary share	$(0.54)	$(0.54)